Lease Liabilities	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Lease Liabilities

		UNITED STATES DOLLAR
		2020	2019
33.	LEASE LIABILITIES
	Balance at the beginning of the year (201 8: finance lease liabilities)	332.9	88.6
	Leases recognised on adoption of IFRS 16 3	—	209.6
	Additions during the year 1	127.2	67.3
	Remeasurements of leases during the year 2	12.8	5.9
	Interest expense	22.4	18.6
	Repayments	(86.8)	(56.9)
	Translation adjustment	20.5	(0.2)

	Balance at the end of the year	429.0	332.9
	Current portion of lease liability	(64.2)	(45.2)

	Non-current portion of lease liability	364.8	287.7

	Lease liabilities are payable as follows:
	Future minimum lease payments
	- within one year	88.4	63.9
	- later than one and not later than five years	228.7	178.2
	- later than five years	261.2	205.3

	Total	578.3	447.4

	Interest
	- within one year	24.2	18.7
	- later than one and not later than five years	71.5	55.2
	- later than five years	53.6	40.6

	Total	149.3	114.5

	Present value of minimum lease payments
	- within one year	64.2	45.2
	- later than one and not later than five years	157.2	123.0
	- later than five years	207.6	164.7

	Total	429.0	332.9

1
The additions in 2020 relate mainly to additional assets in terms of the power purchase agreements at Tarkwa, Agnew and Granny Smith (2019: Gas fired power plant and solar farm portion of the power purchase agreement at Agnew).

2	The remeasurements in 2020 and 2019 relate mainly to leases at the Group’s Australian operations that have variable payments linked to the Australian consumer price index (“CPI”).
3	The Group applied IFRS 16 Leases from 1 January 2019 using the modified retrospective approach. Accordingly, the comparative information presented for 2018 was not restated.
On transition to IFRS 16, the Group elected to recognise the right-of-use assets at an amount equal to the lease liability at 1 January 2019 and applied the following practical expedients:

•	Relying on previous assessments on whether leases are onerous as an alternative to performing an impairment review. There were no onerous contracts as at 1 January 2019; and

•	Accounting for operating leases with a remaining lease term of less than 12 months as at 1 January 2019 as short-term leases.
On transition to IFRS 16, the Group recognised additional right-of-use assets and lease liabilities amounting to US$209.6 million.